Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summarized of Financial Information Group's Consolidated Financial Statements
The following table sets forth the assets, liabilities, results of operations and cash flows of Huiye Tianze and its subsidiaries, which are included in the Group’s consolidated financial statements. Transactions between the VIE and its subsidiaries are eliminated in the balances presented below:
Selected Condensed Consolidated Balance Sheets Information

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Assets
Current assets
Cash and cash equivalent	323,011	205,781
Restricted cash	127,315	55,458
Contract assets, net of allowance for doubtful accounts	—	49,888
Account receivable, net of allowance for impairment	777,055	250,238
Insurance premium receivables	1,217	1,792
Amount due from related parties	—	340
Prepaid expense and other receivables	106,865	96,987

Total current assets	1,335,463	660,484

Non-current assets
Restricted cash	24,680	—
Contract assets, net of allowance for doubtful accounts	—	6,634
Property, Plant and Equipment, net	47,800	38,133
Intangible assets, net	18,979	50,851
Deferred tax assets	605	—
Long-term investments	59,450	66,250
Operating lease right-of-use assets	241,880	162,180
Goodwill	461	461
Other Assets	379	279

Total non-current assets	394,234	324,788

Total assets	1,729,697	985,272

	As of
	December 31, 2021	December 31, 2022
	RMB	RMB
Liabilities and Shareholders’ Equity
Short-term borrowings	216,710	150,000
Accounts payable	680,183	261,993
Insurance premium payables	124,019	27,567
Contract liabilities	2,681	702
Other payables and accrued expenses	207,461	195,136
Payroll and welfare payable	92,094	39,674
Income taxes payable	2,440	2,440
Operating lease liabilities	12,362	10,075
Amount due to related parties	11,875	495

Total current liabilities	1,349,825	688,082

Non-current liabilities
Long-term borrowings	20,000	—
Deferred tax liabilities	4,455	12,054
Operating lease liabilities	245,396	176,032

Total non-current liabilities	269,851	188,086

Total liabilities	1,619,676	876,168

Shareholders’ equity
Common shares	44,766	44,766
Additional paid-in capital	460,157	470,553
Accumulated deficit	(395,751)	(407,361)

Total shareholders’ equity attributable to Huize Holding Limited shareholders	109,172	107,958
Non-controlling interests	849	1,146

Total shareholders’ equity	110,021	109,104

Total liabilities and shareholders’ equity	1,729,697	985,272

Selected Condensed Consolidated Statements of Income/(loss) Information

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Operating revenue
Brokerage income	1,215,434	2,231,388	1,107,090
Other income	4,560	11,494	49,223

Total operating revenue	1,219,994	2,242,882	1,156,313

Operating costs and expenses
Cost of revenue	(813,507)	(1,687,770)	(705,067)
Other cost	(2,846)	(2,670)	(28,282)

Total operating costs	(816,353)	(1,690,440)	(733,349)
Selling expenses	(230,438)	(346,305)	(230,414)
General and administrative expenses	(136,921)	(172,822)	(136,519)
Research and development expenses	(49,135)	(120,478)	(80,911)

Total operating costs and expenses	(1,232,847)	(2,330,045)	(1,181,193)

Operating income/(loss)	(12,853)	(87,163)	(24,880)

Other income/(expenses)
Interest income/(expenses)	(1,813)	(4,092)	(5,592)
Unrealized exchange income/(loss)	(421)	—	—
Investment income/(loss)	137	(1,369)	568
Others, net	10,153	12,627	17,941

Profit/(loss) before income tax, and share of income /(loss) of equity method investee	(4,797)	(79,997)	(11,963)

Income tax expense	(1,768)	—	—
Share of income/(loss) of equity method investee	239	2,660	(2,200)

Net profit/(loss)	(6,326)	(77,337)	(14,163)

Net profit/(loss) attributable to non-controlling interests	—	(51)	(2,553)

Net profit/(loss) attributable to Huize Holding Limited	(6,326)	(77,286)	(11,610)

Net profit/(loss)	(6,326)	(77,337)	(14,163)
Foreign currency translation adjustment, net of tax	—	—	—

Comprehensive income/(loss)	(6,326)	(77,337)	(14,163)

Comprehensive income/(loss) attributable to non-controlling interests	—	(51)	(2,553)

Comprehensive income/(loss) attributable to Huize Holding Limited	(6,326)	(77,286)	(11,610)

Selected Condensed Consolidated Cash Flows Information

	For the Year Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Net cash provided by/(used in) operating activities	168,225	(152,844)	(69,094)

Cash flows from investing activities:
Purchase of long-term investment	(22,450)	(22,601)	(10,000)
Purchase of property, equipment and intangible assets	(8,162)	(37,359)	(16,773)
Proceeds from disposal of property, equipment and intangible assets	—	961	1,044
Acquisition of subsidiary, net of cash paid	(569)	(11,805)	(25,964)
Payments of inter-company balances	—	(5,050)	—
Proceeds from disposal of investments	—	890	700
Cash received for disposal of subsidiary	—	—	3,640
Advances to a third party	—	—	(26,000)
Repayment from a third party	—	—	16,000
Interests received	—	—	876
Others	137	241	237

Net cash provided by/(used in) investing activities	(31,044)	(74,723)	(56,240)

Cash flows from financing activities:
Proceeds from borrowings	105,400	184,000	270,200
Repayments of borrowings	(61,266)	(40,503)	(367,524)
Proceeds from inter-company balances	—	128,000	6,041
Proceeds from exercise of share option	245	247	—
Cash received by subsidiaries from minority shareholders	—	900	2,850

Net cash provided by/(used in) financing activities	44,379	272,644	(88,433)

Effect of exchange rate changes on cash and cash equivalents	—	—	—

Net increase/(decrease) in cash and cash equivalents and restricted cash	181,560	45,077	(213,767)
Total cash and cash equivalents and restricted cash at beginning of year	248,369	429,929	475,006

Total cash and cash equivalents and restricted cash at end of year	429,929	475,006	261,239

Summary of Estimated Useful Life and Residual Value of Property Plant and Equipment
Property, plant and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives, taking into account residual value, if any. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	5~10 years	0%~5%
Computer and electronic equipment	3~5 years	0%~5%
Motor vehicles	4~5 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil

Summary of Estimated Useful Life and Residual Value of Intangible Assets
Intangible assets with finite lives represent domain name and purchased computer software. These intangible assets are amortized on a straight-line basis over their estimated useful lives of the respective assets. The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Domain name	10 years	0%
Purchased computer software	3~10 years	0%

Summary of Customer Concentration Risk
Details of the customers accounting for 10% or more of total operating revenue are as follows:

	Year Ended December 31
	2020	%	2021	%	2022	%
	RMB		RMB		RMB
Customer A	32,347	3%	715,287	32%	309,781	27%
Customer K	292,975	24%	489,862	22%	140,991	12%
Customer L	152,296	12%	191,059	9%	44,546	4%
Customer I	157,750	13%	46,972	2%	19,552	2%

	635,368	52%	1,443,180	65%	514,870	45%

Details of the customers which accounted for 10% or more of accounts receivable are as follows:

	As of December, 31
	2021	%	2022	%
	RMB		RMB
Customer K	32,702	4%	47,941	19%
Customer M	—	—	37,531	15%
Customer A	464,289	60%	32,456	13%
Customer H	165,688	21%	19,404	8%

	662,679	85%	137,332	55%

Schedule of Concentration in Monetary as Well as Percentage of Cash and Cash Equivalents
Details of the banks which accounted for 10% or more of cash and cash equivalents and restricted cash are as follows:

	As of December, 31
	2021	%	2022	%
	RMB		RMB
Bank A	294,418	48%	154,381	41%
Bank B	144,317	24%	73,255	19%
Bank C	46,534	8%	67,444	18%
Bank D	61	0%	40,917	11%

	485,330	80%	335,997	89%